TAXES ON INCOME (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Open tax year	2010
Unrecognized tax benefits	$ 0	$ 0
Change in unrecognized tax benefits	0	0	0
Operating Loss Carryforwards [Line Items]
Tax rate	26.50%	25.00%	25.00%
Israel [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses carryforward	68,000,000
Luxemburg [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	29.00%	29.00%	29.00%
Switzerland [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	24.00%	24.00%	24.00%
United States [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	34.00%	34.00%	35.00%
Net operating losses carryforward	$ 30,000,000
Net operating loss carryforward expiration period	20 years
Expiration of operating loss carry forward	Dec. 31, 2033